Property, Plant and Equipment, Net - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Impairment in the property plan and equipment	$ 1,098
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized		$ 61	$ 57
Borrowing costs incurred in relation to qualifying assets		$ 99	$ 993
capitalization rate of borrowing costs eligible for capitalizations		4.50%	4.10%